Fair value measurement - Fair value hierarchy of assets and liabilities measured at fair value (Details) - JPY (¥) ¥ in Millions	Dec. 31, 2025	Mar. 31, 2025
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Assets	¥ 128,217	¥ 112,353	[1]
Liabilities	113,966	101,584	[1]
Recurring
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Assets	50,460	44,748
Liabilities	49,787	44,889
Recurring | Crypto Borrowings
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Liabilities	49,487	44,479
Recurring | Public Warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Liabilities	296	398
Recurring | Private Warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Liabilities	4	12
Recurring | Cryptocurrencies
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Assets	49,988	44,680
Recurring | Derivatives
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Assets	472	68
Recurring | Level 1
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Assets	50,329	44,702
Liabilities	49,783	44,878
Recurring | Level 1 | Crypto Borrowings
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Liabilities	49,487	44,479
Recurring | Level 1 | Public Warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Liabilities	296	398
Recurring | Level 1 | Private Warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Liabilities	0	0
Recurring | Level 1 | Cryptocurrencies
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Assets	49,988	44,680
Recurring | Level 1 | Derivatives
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Assets	341	22
Recurring | Level 2
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
Recurring | Level 2 | Crypto Borrowings
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Liabilities	0	0
Recurring | Level 2 | Public Warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Liabilities	0	0
Recurring | Level 2 | Private Warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Liabilities	0	0
Recurring | Level 2 | Cryptocurrencies
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Assets	0	0
Recurring | Level 2 | Derivatives
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Assets	0	0
Recurring | Level 3
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Assets	131	46
Liabilities	4	12
Recurring | Level 3 | Crypto Borrowings
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Liabilities	0	0
Recurring | Level 3 | Public Warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Liabilities	0	0
Recurring | Level 3 | Private Warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Liabilities	4	12
Recurring | Level 3 | Cryptocurrencies
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Assets	0	0
Recurring | Level 3 | Derivatives
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets and Liabilities [Line Items]
Assets	¥ 131	¥ 46

[1]	* The comparative information is restated due to the adjustments made to the provisional amounts of Next Finance’s identifiable assets acquired and liabilities assumed. See Note 1 “Reporting Entity"